Securitisation, covered bonds and other transferred assets (Tables)	12 Months Ended
Sep. 30, 2024
Securitisation, covered bonds and other transferred assets
Schedule of assets transferred and the associated liabilities

The following tables present Westpac’s assets transferred and their associated liabilities.

			For those liabilities that only have
			recourse to the transferred assets:
	Carrying	Carrying
	amount of	amount of	Fair value of	Fair value of
	transferred	associated	transferred	transferred	Net fair
$m	assets	liabilities	assets	liabilities	value position
Consolidated
2024
Securitisation[a]	5,580	5,539	5,575	5,552	23
Covered bonds[b]	50,269	39,472	n/a	n/a	n/a
Repurchase agreements	19,938	18,848	n/a	n/a	n/a
Total	75,787	63,859	5,575	5,552	23
2023
Securitisation[a]	4,329	4,298	4,306	4,294	12
Covered bonds[b]	50,296	41,605	n/a	n/a	n/a
Repurchase agreements	35,075	25,059	n/a	n/a	n/a
Total	89,700	70,962	4,306	4,294	12
Parent Entity
2024
Securitisation[a]	6,449	6,407	6,443	6,420	23
Covered bonds[b]	43,337	35,512	n/a	n/a	n/a
Repurchase agreements	16,205	16,071	n/a	n/a	n/a
Total	65,991	57,990	6,443	6,420	23
2023
Securitisation[a]	5,114	5,082	5,088	5,079	9
Covered bonds[b]	43,291	36,954	n/a	n/a	n/a
Repurchase agreements	28,968	20,315	n/a	n/a	n/a
Total	77,373	62,351	5,088	5,079	9

a.	The carrying amount of assets securitised exceeds the amount of notes issued primarily because the carrying amount includes both principal and income received from the transferred assets.
b.	The difference between the carrying values of covered bonds and the assets pledged reflects the over-collateralisation required to maintain the ratings of the covered bonds and also additional assets to allow immediate issuance of additional covered bonds if required. These additional assets can be repurchased by Westpac at its discretion, subject to the conditions set out in the transaction documents.